Operating Expenses - Components of Operating Expenses (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Operating Expenses 1 [abstract]
Salaries, commissions and allowances	$ 609	$ 592	$ 1,231	$ 1,178
Share-based payments	15	14	27	23
Post-employment benefits	34	34	68	72
Total staff costs	658	640	1,326	1,273
Goods and services	313	229	645	463
Data	66	59	129	112
Telecommunications	13	9	23	14
Real estate	18	26	35	50
Fair value adjustments	2	1	3	4
Total operating expenses	$ 1,070	$ 964	$ 2,161	$ 1,916